Cover Cover	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2023
Entity File Number	1-14465
Entity Registrant Name	IDACORP, Inc.
Entity Tax Identification Number	82-0505802
Entity Address, Address Line One	1221 W. Idaho Street
Entity Address, City or Town	Boise,
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702-5627
City Area Code	(208)
Local Phone Number	338-2200
Entity Incorporation, State or Country Code	ID
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IDA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001057877
Amendment Flag	false